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As filed with the Securities and Exchange Commission on March 1, 2012

Securities Act File No. 333-172733

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☒	Pre-effective Amendment No. 6
	☐	Post-effective Amendment No.

CRESCENT CAPITAL FINANCE GROUP, INC.
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Boulevard, Suite 2000
Los Angeles, CA 90025
(Address of Principal Executive Offices)

(310) 235-5900
(Registrant's Telephone Number, Including Area Code)

Michael Parks
Crescent Capital Finance Group, Inc.
11100 Santa Monica Boulevard, Suite 2000
Los Angeles, CA 90025
(Name and Address of Agent for Service)

Copies to:

Carl A. de Brito, Esq. Thomas J. Friedmann, Esq. Richard Horowitz, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036 (212) 698-3500	Jay L. Bernstein, Esq. Andrew S. Epstein, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019 (212) 878-8000

        Approximate date of proposed public offering:    As soon as practicable after the effective date of this Registration Statement.

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

        It is proposed that this filing will become effective (check appropriate box):

    ☐ when declared effective pursuant to section 8(c).

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 EXPLANATORY NOTE

This Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Crescent Capital Finance Group, Inc. is being filed solely for the purpose of filing exhibits, specifically: (1) Form of Underwriting Agreement; (2) Form of Custody Agreement; (3) Form of Service Agreement for Transfer Agent Services; and (4) Agreement Regarding Payment of Sales Load by and between the Registrant and CCFG Advisors, LLC.

 CRESCENT CAPITAL FINANCE GROUP, INC.
PART C
OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

(1)    Financial statements

None.

(2)    Exhibits

(a)(1)	Certificate of Incorporation(1)
(a)(2)	Amended and Restated Certificate of Incorporation(1)
(b)(1)	Bylaws(1)
(c)	Not applicable
(d)	Form of Stock Certificate(1)
(e)	Form of Dividend Reinvestment Plan(1)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement between Registrant and CCFG Advisors, LLC(1)
(h)	Form of Underwriting Agreement
(i)	Not applicable
(j)	Form of Custody Agreement
(k)(1)	Form of Service Agreement for Transfer Agent Services
(k)(2)	Form of Administration Agreement between Registrant and Crescent Capital Administration, LLC(1)
(k)(3)	Form of Trademark License Agreement between the Registrant and Crescent Capital Group(1)
(k)(4)	Form of Subscription Agreement between Registrant and Investors in Private Placement(1)
(k)(5)	Form of Portfolio Sale Agreement between Registrant and the Seller(1)
(k)(6)	Agreement Regarding Payment of Sales Load by and between the Registrant and CCFG Advisors, LLC
(l)(1)	Form of Opinion and Consent of Dechert LLP, special counsel for Registrant(1)
(m)	Not applicable
(n)(2)	Consent of Deloitte & Touche LLP(1)
(n)(3)	Consent of KPMG LLP(1)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Code of Ethics of Crescent Capital Finance Group, Inc. and CCFG Advisors, LLC(1)

(1)
Previously filed.

Item 26.    Marketing Arrangements

The information contained under the heading "Underwriting" on this Registration Statement is incorporated herein by reference.

C-1

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of Los Angeles, in the State of California, on the 1st day of March 2012.

CRESCENT CAPITAL FINANCE GROUP, INC.
By:	/s/ MICHAEL PARKS Name: Michael Parks Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 6 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ MICHAEL PARKS Michael Parks	Chief Executive Officer and Director (Principal Executive Officer)	March 1, 2012
/s/ JOSEPH J. KEENAN Joseph Keenan	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)	March 1, 2012
* Mark Attanasio	Chairman of the Board of Directors	March 1, 2012
* Eric Holoman	Director	March 1, 2012
* Stephen Patrick	Director	March 1, 2012
* Michael Zimmerman	Director	March 1, 2012

*
Signed by Michael Parks on behalf of those identified pursuant to his designation as an attorney-in-fact signed by each on March 1, 2012.

C-6

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EXPLANATORY NOTE
CRESCENT CAPITAL FINANCE GROUP, INC. PART C OTHER INFORMATION
SIGNATURES